SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2025
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 9 – SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company is authorized to issue up to 2,000,000 ordinary shares, par value $0.025 per share.

At an extraordinary general meeting of shareholders of the Company held on April 28, 2025, the shareholders approved and adopted resolutions authorizing the consolidation of its shares, whereby each of the Company’s 50,000,000 authorized ordinary shares of US$0.001 par value (including all issued and unissued ordinary shares) was consolidated on a 25-for-1 basis, resulting in 2,000,000 authorized ordinary shares of US$0.025 par value each. All share and per-share information has been retroactively adjusted in the accompanying unaudited condensed consolidated financial statements accordingly.

Pursuant to a registration statement filed with the SEC and declared effective by the SEC on November 13, 2018, the Company completed the first closing of the Initial Public Offering (“IPO”) of its ordinary shares on December 26, 2018. A total of 49,659 ordinary shares were sold at a price of $125 per share to the public at the first closing. The Company received a total of $6,207,295 in gross proceeds from its first closing of the IPO. In connection with this public offering, the Company incurred direct offering costs of $2,103,816, which included audit, legal, consulting, commission, and other expenses. Per ASC 505, the Company classified these direct offering costs in the equity section to offset additional paid in capital.

On January 4, 2019, the Company completed the second closing of its IPO. A total of 775 additional ordinary shares were issued at a price of $125 per share. The total proceeds of this second closing were $96,805. There was a total of $26,399 direct cost in connection with the second closing.

On August 20, 2020, the Board of Directors of MDJM approved to offer and sell an aggregate of 1,376 ordinary shares at $82.50 per share in reliance on the exemption under Rule 902 of Regulation S promulgated under the Securities Act of 1933, as amended (“Regulation S”). The proceeds are intended for working capital and general corporate purposes. The offering was closed on August 20, 2020, and the Company received gross proceeds of $113,507.

On May 14, 2024, the Company issued 935 shares to a third-party consultant, who is a scholar (“Scholar”), as consideration for signing a services contract for the Ancient Eastern Garden project at Fernie Castle in Scotland, UK. The shares were valued at $26.50 per share, based on the closing market price on May 14, 2024. As a result, $24,761 was recognized as construction in progress, with $23 recorded as common stock and $24,738 recorded as additional paid-in capital in the unaudited condensed consolidated financial statements.

On May 31, 2024, the Company issued 47,037 shares to 13 employees and officers as part of their 2024 compensation package. The shares were valued at $31.75 each, based on the closing market price on May 31, 2024. As a result, $1,493,418 was recognized as Payroll, payroll taxes and others for the year ended December 31, 2024. Additionally, $1,176 was recorded as common stock and $1,492,242 as additional paid-in capital in the equity section of the unaudited condensed consolidated financial statements.

On August 26, 2024, the Company issued 935 shares to a second scholar (“Scholar II”), who will also act as third-party consultant to the Company, as consideration for signing a services contract for the Ancient Eastern Garden project at Fernie Castle in Scotland, UK. The shares were valued at $28.00 per share, based on the closing market price on August 26, 2024. As a result, $26,164 was recognized as construction in progress, with $24 recorded as common stock and $26,140 recorded as additional paid-in capital in the unaudited condensed consolidated financial statements.

On September 18, 2024, the Company completed the Offering. See “Note 8 – WARRANT LIABILITIES.”

The Company received net cash proceeds of approximately $2.17 million (after deducting the placement agent fee and expenses of the Offering). The Company intends to use the net cash proceeds from the Offering for working capital and general corporate purposes.

From October 31, 2024 to November 7, 2024, the investors fully exercised their Series B Warrants, resulting in the issuance of a total of 342,303 Ordinary Shares by the Company. The majority of the Series B Warrants were exercised at the floor price of $5.40 per share. However, 67,858 shares exercised at price of 90% of the lowest trading price over the preceding ten-day period, or floor price. The Company received cash proceeds of $8,558, representing the aggregate par value of the shares issued.

The exercise price of Series A Warrants was adjusted downward from the original $33.75 per share to $5.40 per share following the exercise of the Series B Warrants. Consequently, the total number of Series A Warrants increased from 108,889 to 680,557 units. Between November 7, 2024 and December 18, 2024, four investors exercised a total of 41,556 Series A Warrants, generating cash proceeds of $224,400 for the Company. As of December 31, 2024, 639,001 Series A Warrants remained outstanding, with a fair value of $1,424,932 recorded as a current liability. In February 2025, investors exercised 60,000 Series A Warrants at an exercise price of $5.40 per warrant. The Company received cash proceeds of $324,000, which were recorded in equity. As of June 30, 2025, 579,001 Series A Warrants remained outstanding, with a fair value of $528,400 recorded as a current liability (see “NOTE 8 – WARRANT LIABILITIES”).

Reclassification of Prior Year Financial Statement Item

During the six months ended June 30, 2025, the Company identified and corrected a classification matter related to prior periods. To deconsolidate Mingda Jiahe (Tianjin) Co. Ltd. Chengdu Branch for the year ended December 31, 2024, $141,225 of accumulated deficit and $141,225 of accumulated other comprehensive loss were erroneously offset against each other and not separately removed from the consolidated statements of changes in shareholders’ equity. As a result, accumulated deficit was previously understated by $141,225, and accumulated other comprehensive loss was previously overstated by the same amount. This classification error had no impact on total shareholders’ equity, net income (loss), comprehensive income (loss), or cash flows for any period presented. Correction of the classification also does not impact total shareholders’ equity, net income (loss), comprehensive income (loss), or cash flows for any period presented. Management believes this reclassification enhances the accuracy and comparability of the Company’s financial statements, and, consistent with SEC SAB 108 and SAB 99, assessed the error as immaterial under both the rollover (income statement) and iron curtain (balance sheet) methods; therefore, restatement of prior period financial statements was not required.